SHAREHOLDERS' EQUITY (Ordinary Shares) (Narrative) (Details) - ₪ / shares shares in Thousands	Dec. 31, 2025	Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Ordinary shares, authorized	150,000	150,000
Ordinary shares, par value	₪ 15	₪ 15
Common Stock, Shares, Outstanding	112,534	111,550
Treasury stock, shares	87	87